UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 5,774,669,007	$ 850,516,821	¥ 5,653,853,691
Restricted cash	630,173,155	92,814,474	576,546,098
Restricted short-term investments	6,378,335,977	939,427,356	6,930,501,767
Accounts receivable, net - related parties	444,109,311	65,410,232	520,503,579
Accounts receivable, net - third parties	5,147,037,819	758,076,738	5,266,350,650
Notes receivable - related party	38,628,574	5,689,374	18,628,574
Notes receivable, net - third parties	2,132,748,933	314,119,968	1,529,800,657
Advances to suppliers - third parties	2,025,943,616	298,389,245	2,522,373,453
Inventories, net	7,722,268,860	1,137,367,276	5,818,788,985
Foreign exchange forward contract receivables	38,962,477	5,738,553	52,281,183
Other receivables - related parties	51,403,428	7,570,906	54,318,280
Prepayments and other current assets	1,933,857,025	284,826,356	1,573,481,940
Held-for-sale assets			1,170,817,846
Total current assets	32,318,138,182	4,759,947,299	31,688,246,703
Non-current assets:
Restricted long-term investments	966,780,081	142,391,316	531,157,976
Project assets, net	773,051,037	113,858,112	798,243,129
Investments in affiliates	173,381,915	25,536,396	278,021,287
Property, plant and equipment, net	11,718,901,678	1,726,007,670	10,208,204,549
Land use rights, net	717,477,403	105,673,000	597,922,450
Intangible assets, net	36,746,443	5,412,166	36,395,056
Deferred tax assets	271,286,263	39,956,148	271,286,263
Financing lease right-of-use assets, net	941,833,495	138,717,081	1,259,713,215
Operating lease right-of-use assets, net	261,659,530	38,538,284	317,903,640
Call option related to convertible senior notes	507,692,955	74,775,091	294,177,634
Accounts Receivable- third parties - non-current	27,277,803	4,017,586
Other assets - related parties	100,368,996	14,782,755	96,753,306
Other assets - third parties	1,198,296,318	176,489,973	1,466,692,145
Total non-current assets	17,694,753,917	2,606,155,578	16,156,470,650
Total assets	50,012,892,099	7,366,102,877	47,844,717,353
Current liabilities:
Accounts payable - related parties	33,192,027	4,888,657	36,309,710
Accounts payable - third parties	4,855,246,188	715,100,475	4,952,629,856
Notes payable - third parties	8,043,194,149	1,184,634,463	7,518,569,682
Accrued payroll and welfare expenses	839,161,480	123,595,128	879,465,292
Advances from related parties			748,615
Advances from third parties	2,349,283,535	346,012,068	4,350,380,332
Income tax payable	87,393,655	12,871,694	117,422,380
Foreign exchange forward contract payables	596,988	87,927	3,856,561
Convertible senior notes - current	1,241,767,766	182,892,625
Financing lease liabilities - current	209,446,925	30,848,198	227,613,208
Operating lease liabilities - current	37,858,162	5,575,905	40,043,113
Short-term borrowings, including current portion of long-term bank borrowings, and failed sale-leaseback financing	10,145,388,468	1,494,254,222	9,047,249,911
Other payables and accruals - third parties	3,201,157,150	471,479,489	3,055,929,756
Other payables - related parties	12,909,139	1,901,311	13,127,352
Guarantee liabilities - related parties	22,945,516	3,379,509	25,687,692
Held-for-sale liabilities			1,008,195,707
Total current liabilities	31,079,541,148	4,577,521,671	31,277,229,167
Non-current liabilities:
Long-term borrowings	4,906,231,888	722,609,857	1,586,187,165
Accrued warranty costs - non-current	762,778,838	112,345,181	651,968,415
Financing lease liabilities - non-current	441,948,958	65,092,046	583,490,228
Operating lease liabilities - non-current	224,397,739	33,050,215	279,534,370
Convertible senior notes			728,215,869
Deferred tax liability	250,733,941	36,929,118	250,733,941
Guarantee liabilities - related parties - non current	37,891,377	5,580,797	46,331,673
Total non-current liabilities	6,623,982,741	975,607,214	4,126,461,661
Total liabilities	37,703,523,889	5,553,128,885	35,403,690,828
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 180,653,497 and 183,993,437 shares issued as of December 31, 2019 and September 30, 2020, respectively, 178,930,297 and 181,047,597 shares outstanding as of December 31, 2019 and September 30, 2020, respectively.)	25,220	3,715	24,767
Additional paid-in capital	4,641,660,555	683,642,712	4,582,849,862
Statutory reserves	689,706,737	101,582,823	689,706,737
Accumulated other comprehensive income	(12,489,839)	(1,839,554)	62,952,198
Treasury stock, at cost; 1,723,200 and 2,945,840 ordinary shares as of December 31, 2019 and September 30, 2020, respectively	(43,169,878)	(6,358,236)	(13,875,553)
Retained earnings	4,595,602,579	676,859,105	3,981,660,004
Total JinkoSolar Holding Co., Ltd. shareholders' equity	9,871,335,374	1,453,890,565	9,303,318,015
Non-controlling interests	2,438,032,836	359,083,427	3,137,708,510
Total shareholders' equity	12,309,368,210	1,812,973,992	12,441,026,525
Total liabilities, redeemable non-controlling interest and shareholders' equity	¥ 50,012,892,099	$ 7,366,102,877	¥ 47,844,717,353